Columbia Funds Series Trust I

225 Franklin Street

Boston, MA 02110

October 3, 2016

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust I (the Registrant)

Columbia Adaptive Risk Allocation Fund

Columbia Diversified Absolute Return Fund

Columbia Dividend Income Fund

Columbia High Yield Municipal Fund

Post-Effective Amendment No. 274

File Nos. 002-99356 /811-04367

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 274 (Amendment). This Amendment was filed electronically on September 28, 2016.

If you have any questions, please contact either me at (212) 850-1703 or Teresa Lirio at (617) 385-9537.

Sincerely,

/s/ Joseph L. D’Alessandro

Joseph L. D’Alessandro

Assistant Secretary

Columbia Funds Series Trust I